Organization and Business Description (Details) - Schedule of Consolidated Financial Statements	6 Months Ended
Jun. 30, 2024
Chanson International [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	July 26, 2019
Place of Incorporation	Cayman Islands
% of Ownership	Parent, 100%
Principal Activities	Investment holding
Deen Global [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	August 13, 2019
Place of Incorporation	British Virgin Islands
% of Ownership	100%
Principal Activities	Investment holding
Jenyd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	September 13, 2019
Place of Incorporation	Hong Kong
% of Ownership	100%
Principal Activities	Investment holding
Xinjiang United Family [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	August 7, 2009
Place of Incorporation	PRC
% of Ownership	100%
Principal Activities	Consultancy and information technology support; sells bakery products to customers
41 UFG entities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	2012 to 2024
Place of Incorporation	PRC
% of Ownership	VIEs
Principal Activities	Sells bakery products to customers
Chanson NY [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	April 17, 2015
Place of Incorporation	New York
% of Ownership	100%
Principal Activities	Holding company. Consultancy and information technology support
Chanson 23rd Street [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	December 18, 2015
Place of Incorporation	New York
% of Ownership	100%
Principal Activities	Eat-in services and bakery products and beverage products
Chanson Greenwich [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	February 20, 2020
Place of Incorporation	New York
% of Ownership	100%
Principal Activities	Eat-in services and bakery products and beverage products, closed in the second half of fiscal year 2023
Chanson Management LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	April 21, 2021
Place of Incorporation	Delaware
% of Ownership	100%
Principal Activities	Consultancy and management support
Chanson 3rd Ave [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	August 5, 2021
Place of Incorporation	New York
% of Ownership	100%
Principal Activities	Eat-in services and bakery products and beverage products
Chanson Broadway [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	March 21, 2022
Place of Incorporation	New York
% of Ownership	100%
Principal Activities	Eat-in services and bakery products and beverage products